Property and Equipment - Components of Property and Equipment (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 76,509	$ 72,425
Accumulated depreciation and impairment charges	(53,342)	(47,045)
Property and equipment, Net	23,167	25,380
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	42,951	39,719
Accumulated depreciation and impairment charges	0	(1,500)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	16,439	16,063
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 17,119	$ 16,643